Financial Royalty Assets, Net - Summary of Financial Royalty Assets, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value	$ 12,890,243	$ 12,163,030	$ 10,821,949
Cumulative allowance for changes in expected cash flows	(892,061)
Net carrying value, before cumulative allowance for credit losses	11,998,182
Cumulative allowance for credit losses	(301,388)
Cumulative allowance for changes in expected cash flows	(1,193,449)	(868,418)	(1,982,897)	$ (2,045,868)		$ (1,838,766)
Net carrying value	11,696,794	11,294,612	8,839,052		$ 62,200
Cystic fibrosis franchise
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value	4,692,567	4,639,045	4,641,167
Cumulative allowance for changes in expected cash flows	(98,381)
Net carrying value, before cumulative allowance for credit losses	4,594,186
Cumulative allowance for changes in expected cash flows		0	(1,101,675)
Net carrying value		4,639,045	3,539,492
Tysabri
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value	2,065,179	2,131,272	2,237,534
Cumulative allowance for changes in expected cash flows	(34,353)
Net carrying value, before cumulative allowance for credit losses	2,030,826
Cumulative allowance for changes in expected cash flows		(71,789)	(138,240)
Net carrying value		2,059,483	2,099,294
Imbruvica
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value	1,368,322	1,332,077	1,253,425
Cumulative allowance for changes in expected cash flows	(31,543)
Net carrying value, before cumulative allowance for credit losses	1,336,779
Cumulative allowance for changes in expected cash flows		0
Net carrying value		1,332,077	1,253,425
Xtandi
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value	1,174,247	1,193,918	1,214,081
Cumulative allowance for changes in expected cash flows	(219,405)
Net carrying value, before cumulative allowance for credit losses	954,842
Cumulative allowance for changes in expected cash flows		(332,624)	(256,056)
Net carrying value		861,294	958,025
Promacta
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value	740,543	776,555	210,413
Cumulative allowance for changes in expected cash flows	(8,924)
Net carrying value, before cumulative allowance for credit losses	731,619
Cumulative allowance for changes in expected cash flows		0
Net carrying value		776,555	210,413
Tazverik
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value	346,902
Net carrying value, before cumulative allowance for credit losses	346,902
Crysvita
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value		321,234	214,572
Cumulative allowance for changes in expected cash flows		0	(46,890)
Net carrying value		321,234	167,682
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross carrying value	2,502,483	1,768,929	1,050,757
Cumulative allowance for changes in expected cash flows	(499,455)
Net carrying value, before cumulative allowance for credit losses	$ 2,003,028
Cumulative allowance for changes in expected cash flows		(464,005)	(440,036)
Net carrying value		$ 1,304,924	$ 610,721